Other Intangible Assets Major Classes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012 Year	May 31, 2011 Year
Intangible Assets by Major Class [Line Items]
Total Other Intangible Assets gross carrying amount	$ 538,368	$ 490,123
Amortized intangible assets, gross carrying amount	389,437	361,217
Amortized intangible assets, accumulated amortization	192,748	177,256
Amortized intangible assets, net other intangible assets	196,689	183,961
Total Other Intangible Assets, net	345,620	312,867
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, minimum amortization period (in years)	3	3
Amortized intangible assets, maximum amortization period (in years)	33	33
Amortized intangible assets, gross carrying amount	174,190	172,536
Amortized intangible assets, accumulated amortization	103,414	97,185
Amortized intangible assets, net other intangible assets	70,776	75,351
Customer-related intangibles
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, minimum amortization period (in years)	3	3
Amortized intangible assets, maximum amortization period (in years)	33	33
Amortized intangible assets, gross carrying amount	139,824	115,810
Amortized intangible assets, accumulated amortization	52,616	45,696
Amortized intangible assets, net other intangible assets	87,208	70,114
Trademarks/names
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, minimum amortization period (in years)	4	4
Amortized intangible assets, maximum amortization period (in years)	40	40
Amortized intangible assets, gross carrying amount	26,050	27,961
Amortized intangible assets, accumulated amortization	11,192	10,591
Amortized intangible assets, net other intangible assets	14,858	17,370
Indefinite-lived intangible assets, net other intangible assets	148,931	128,906
Other
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, minimum amortization period (in years)	1	1
Amortized intangible assets, maximum amortization period (in years)	40	40
Amortized intangible assets, gross carrying amount	49,373	44,910
Amortized intangible assets, accumulated amortization	25,526	23,784
Amortized intangible assets, net other intangible assets	$ 23,847	$ 21,126